Summary of Significant Accounting Policies - Summary of Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Balance at beginning of the year	$ 2,327,337
Cost incurred for dry docking	19,020	19,101	24,507
Dry-docking amortization relating to continuing operations	(199,006)	(189,364)	(171,730)
Write down / sale of capitalized dry-dock expenditure	(76,782)	(24,542)	(37,039)
Balance at end of the year	3,089,582	2,327,337
Dry-docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of the year	45,909	60,158	71,349
Cost incurred for dry docking	19,020	19,101	24,507
Dry-docking amortization relating to continuing operations	(22,559)	(25,267)	(29,276)
Dry-docking amortization relating to discontinued operations	(360)	(2,087)	(5,190)
Write down / sale of capitalized dry-dock expenditure	(475)	(5,996)	(1,232)
Balance at end of the year	$ 41,535	$ 45,909	$ 60,158